Debt - Schedule of debt balances (Details) - USD ($) $ in Thousands	Jun. 29, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Debt issuance costs	$ (533)	$ (612)	$ (35)
Total debt outstanding	30,467	30,388	4,915
Less: current portion of long-term debt	6,000	0	2,977
Long-term debt	24,467	30,388	1,938
Line of credit | 2018 Revolving Credit Facility
Debt Instrument [Line Items]
Debt, outstanding balance	6,000
Loan facility | 2016 Term Loan Facility
Debt Instrument [Line Items]
Debt, outstanding balance		0	1,000
Less: current portion of long-term debt			500
Loan facility | Missouri Note
Debt Instrument [Line Items]
Debt, outstanding balance		0	1,450
Loan facility | 2018 Term Loan Facility
Debt Instrument [Line Items]
Debt, outstanding balance	20,000	20,000	0
Loan facility | Equipment financing loan
Debt Instrument [Line Items]
Debt, outstanding balance	5,000	5,000	0
Revolving Credit Facility | Line of credit
Debt Instrument [Line Items]
Debt, outstanding balance	$ 6,000	6,000
Revolving Credit Facility | Line of credit | 2016 Revolving Credit Facility
Debt Instrument [Line Items]
Debt, outstanding balance		0	2,500
Revolving Credit Facility | Line of credit | 2018 Revolving Credit Facility
Debt Instrument [Line Items]
Debt, outstanding balance		$ 6,000	$ 0